Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Operating Leases

For the years ended December 31, 2024 and 2025, no variable lease cost was recognized in the consolidated financial statements of the Group.

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	26,704	11,062	12,612
Non-cash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	3,630	1,318	1,444
Weighted average remaining lease term
Operating leases	11.3 years	10.4 years	9.5 years
Weighted average discount rate
Operating leases	7.0%	7.4%	7.3%

Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2025:

RMB
2026	18,319
2027	18,802
2028	19,435
2029	19,656
2030	19,220
2031 and thereafter	94,979
Total future lease payments	190,411
Less: Imputed interest	51,743
Total lease liability balance	138,668